Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ 321,665	¥ 275,680	¥ 916,776	¥ 781,423
Segment revenues /Total revenues	626,579	580,956	1,868,113	1,665,694
Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	77,290	83,184	248,768	236,495
Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	15,973	14,704	75,150	54,046
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	75,443	47,015	185,905	123,942
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	19,908	19,217	57,706	54,014
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	10,934	10,683	24,246	18,570
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	42,129	29,705	104,567	99,345
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	25,198	26,781	75,403	75,735
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	26,098	20,841	65,361	54,400
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	28,692	23,550	79,670	64,876
Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	321,665	275,680	916,776	781,423
Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	304,914	305,276	951,337	884,271
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	238,110	221,843	714,791	636,714
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	30,203	22,438	78,712	62,107
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	53,352	31,399	123,273	82,602
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	626,919	582,186	1,869,486	1,669,455
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	91,743	86,645	294,257	253,921
Operating Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	76,671	82,962	247,517	235,967
Operating Segment | Sales of Goods | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	567	406	2,013	1,796
Operating Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	15,973	14,704	75,150	54,046
Operating Segment | Real Estate Sales | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	15,967	14,636	75,077	53,539
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	75,457	47,032	185,950	124,011
Operating Segment | Asset Management and Servicing | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,427	1,975	4,544	4,942
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	19,892	19,217	57,696	54,016
Operating Segment | Automobile related services | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	10,670	10,542	23,674	18,186
Operating Segment | Facilities operation | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	10,670	10,542	23,674	18,186
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	42,603	30,068	106,055	100,433
Operating Segment | Environment and energy services | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	25,661	27,030	77,346	77,240
Operating Segment | Real estate management and brokerage | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	25,661	27,030	77,346	77,240
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	26,145	20,866	65,516	54,544
Operating Segment | Real estate contract work | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	26,145	20,866	65,516	54,544
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	28,361	23,486	77,734	64,037
Operating Segment | Other | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	318	398	1,035	1,212
Operating Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	321,433	275,907	916,638	782,480
Operating Segment | Sales of Goods and Real Estate and Service [Member] | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	80,755	75,853	249,205	211,459
Operating Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	305,486	306,279	952,848	886,975
Operating Segment | Other Revenue | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	10,988	10,792	45,052	42,462
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	107,670	110,384	337,945	319,528
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,179	2,761	7,691	7,422
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	83	81	243	249
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	16,230	16,093	47,562	45,233
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	659	664	2,220	2,404
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	13,793	12,888	39,670	36,316
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	32,944	32,487	97,386	91,624
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	74,726	77,897	240,559	227,904
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	88,859	86,077	281,009	243,903
Operating Segment | PE Investment and Concession | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	71,958	77,910	233,064	222,327
Operating Segment | PE Investment and Concession | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	4	8	16	25
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	22	0	66	0
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	7,211	6,029	20,841	15,563
Operating Segment | PE Investment and Concession | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	79,195	83,947	253,987	237,915
Operating Segment | PE Investment and Concession | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	9,664	2,130	27,022	5,988
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	43,269	31,729	107,167	102,594
Operating Segment | Environment and energy services | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	980	1,181	2,668	2,459
Operating Segment | Environment and energy services | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	14	0	14	0
Operating Segment | Environment and energy services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	59	50	160	169
Operating Segment | Environment and energy services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	41,649	29,224	102,815	97,240
Operating Segment | Environment and energy services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Environment and energy services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	298	657	730	1,319
Operating Segment | Environment and energy services | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	43,000	31,112	106,387	101,187
Operating Segment | Environment and energy services | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	269	617	780	1,407
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	117,104	123,454	352,192	359,208
Operating Segment | Insurance | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	495	411	1,497	1,191
Operating Segment | Insurance | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	495	411	1,497	1,191
Operating Segment | Insurance | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	116,609	123,043	350,695	358,017
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	21,922	21,410	65,019	63,071
Operating Segment | Banking and Credit | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	83	51	228	146
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,636	1,317	4,458	3,350
Operating Segment | Banking and Credit | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,719	1,368	4,686	3,496
Operating Segment | Banking and Credit | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	20,203	20,042	60,333	59,575
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	11,557	7,693	29,305	22,569
Operating Segment | Aircraft and Ships | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	10	5	25	18
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,674	739	5,831	2,231
Operating Segment | Aircraft and Ships | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	2,684	744	5,856	2,249
Operating Segment | Aircraft and Ships | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	8,873	6,949	23,449	20,320
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	37,709	37,225	122,697	95,084
Operating Segment | ORIX USA | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	640	702	1,706	1,904
Operating Segment | ORIX USA | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	6	68	73	507
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	5,889	4,386	13,695	11,203
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	273	180	954	789
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,706	902	3,008	2,341
Operating Segment | ORIX USA | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	8,514	6,238	19,436	16,744
Operating Segment | ORIX USA | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	29,195	30,987	103,261	78,340
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	69,913	43,713	171,017	116,759
Operating Segment | ORIX Europe | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	67,947	40,526	167,185	107,428
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	19	15	57	67
Operating Segment | ORIX Europe | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	67,966	40,541	167,242	107,495
Operating Segment | ORIX Europe | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,947	3,172	3,775	9,264
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	37,173	33,856	108,878	92,818
Operating Segment | Asia and Australia | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	347	2	375	59
Operating Segment | Asia and Australia | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	3,603	3,074	9,974	8,614
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	211	130	607	447
Operating Segment | Asia and Australia | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	4,161	3,206	10,956	9,120
Operating Segment | Asia and Australia | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	33,012	30,650	97,922	83,698
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	237,820	222,056	714,573	637,731
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	80,755	75,853	249,205	211,459
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	32,944	32,108	96,919	90,823
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	79,195	83,947	253,987	237,915
Operating Segment | Japan | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	41,353	28,103	104,740	92,225
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	495	411	1,497	1,191
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,719	1,368	4,686	3,496
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,359	266	3,539	621
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	1
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	30,203	22,438	78,712	62,107
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	8,514	6,238	19,436	16,744
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	21,689	16,200	59,276	45,363
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	53,410	31,413	123,353	82,642
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	379	467	801
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,647	3,009	1,647	8,962
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers	1,325	478	2,317	1,628
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers	46,277	24,341	107,966	62,132
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers	4,161	3,206	10,956	9,119
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues /Total revenues	(340)	(1,230)	(1,373)	(3,761)
Corporate And Intersegment Eliminations [Member] | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers	619	222	1,251	528
Corporate And Intersegment Eliminations [Member] | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(14)	(17)	(45)	(69)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	16	0	10	(2)
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers	264	141	572	384
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(474)	(363)	(1,488)	(1,088)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(463)	(249)	(1,943)	(1,505)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(47)	(25)	(155)	(144)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers	331	64	1,936	839
Corporate And Intersegment Eliminations [Member] | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers	232	(227)	138	(1,057)
Corporate And Intersegment Eliminations [Member] | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	(572)	(1,003)	(1,511)	(2,704)
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers	290	(213)	218	(1,017)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers	0	0	0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers	¥ (58)	¥ (14)	¥ (80)	¥ (40)